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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-05216
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                           Elfun International Equity Fund
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  03/31/08
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

ELFUN INTERNATIONAL EQUITY

SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) - MARCH 31, 2008 (UNAUDITED)

                                                                      NUMBER OF SHARES                 VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 94.4%
------------------------------------------------------------------------------------------------------------------------------------

AUSTRALIA - 0.9%
Brambles Ltd.                                                              193,250                 $    1,761
Paladin Energy Ltd.                                                        526,114                      2,445 (a)
                                                                                                        4,206

BRAZIL - 1.2%
Petroleo Brasileiro S.A. ADR                                                63,791                      5,402

CANADA - 3.0%
Cameco Corp.                                                                32,732                      1,079
Canadian National Railway Co.                                               49,453                      2,399
Potash Corporation of Saskatchewan                                          52,350                      8,138
Suncor Energy, Inc.                                                         18,881                      1,826
                                                                                                       13,442

CHINA - 0.3%
China COSCO Holdings Company Ltd.                                          622,000                      1,510

DENMARK - 1.3%
Group 4 Securicor PLC                                                      444,654                      1,994
Novozymes (Series B)                                                        40,791                      3,831
                                                                                                        5,825

EGYPT - 0.6%
Orascom Construction Industries                                             37,588                      2,829

FINLAND - 2.1%
Nokia Oyj                                                                  302,012                      9,590

FRANCE- 13.4%
Accor S.A.                                                                   5,594                        410
Alstom                                                                      21,709                      4,724
AXA S.A.                                                                    81,810                      2,980
BNP Paribas                                                                 87,086                      8,816
Cie Generale d'Optique Essilor                                              30,827                      2,022
International S.A.
Credit Agricole S.A.                                                        84,890                      2,636
Groupe Danone                                                              108,041                      9,697
LVMH Moet Hennessy Louis Vuitton S.A.                                       19,584                      2,188
Renault S.A.                                                                13,732                      1,525
Schneider Electric S.A.                                                      8,651                      1,123
Suez S.A.                                                                   75,641                      4,982
Total S.A.                                                                  99,987                      7,453
Unibail-Rodamco (REIT)                                                      10,960                      2,831
Veolia Environnement                                                        87,649                      6,133
Vinci S.A.                                                                  48,647                      3,530
                                                                                                       61,050

GERMANY - 8.4%
Allianz AG (Regd.)                                                           4,032                        802
Bayer AG                                                                    94,506                      7,601
Daimler AG (Regd.)                                                          33,112                      2,841
E.ON AG                                                                     43,011                      7,992
Linde AG                                                                    45,960                      6,517
Metro AG                                                                    38,375                      3,112
RWE AG                                                                      11,724                      1,446
Siemens AG (Regd.)                                                          71,404                      7,767
                                                                                                       38,078

GREECE - 1.0%
Hellenic Telecommunications Organization S.A.                              158,118                      4,505

HONG KONG - 0.7%
Esprit Holdings Ltd.                                                       112,000                      1,345
Sun Hung Kai Properties Ltd.                                               104,550                      1,619
                                                                                                        2,964

INDIA - 0.4%
Larsen & Toubro Ltd.                                                        27,049                      2,025

ITALY - 4.8%
Banca Intesa S.p.A.                                                        737,935                      5,221
Saipem S.p.A.                                                              252,773                     10,270
UniCredit S.p.A                                                            951,824                      6,395
                                                                                                       21,886

JAPAN - 15.7%
Asahi Glass Company Ltd.                                                   244,014                      2,694
Bank of Yokohama Ltd.                                                      354,026                      2,408
East Japan Railway Co.                                                         697                      5,805
Ibiden Company Ltd.                                                         98,396                      3,875
Komatsu Ltd.                                                               106,150                      2,949
Mitsubishi Estate Company Ltd.                                             312,946                      7,609
Mitsubishi Heavy Industries Ltd.                                           846,000                      3,621
Mitsubishi UFJ Financial Group, Inc.                                       844,053                      7,293
Nidec Corp.                                                                 18,298                      1,127
Nintendo Company Ltd.                                                        2,900                      1,498
Nomura Holdings, Inc.                                                      566,394                      8,479
Shiseido Company Ltd.                                                      228,000                      6,036
Sony Financial Holdings, Inc.                                                1,028                      4,162
Sumitomo Realty & Development Company Ltd.                                  54,000                        953
Toray Industries Inc.                                                    1,209,997                      7,865
Toyota Motor Corp.                                                         102,092                      5,098
                                                                                                       71,472

MEXICO - 1.2%
America Movil S.A. de C.V. ADR (Series L)                                   83,199                      5,299

NETHERLANDS - 2.0%
Koninklijke Philips Electronics N.V.                                       231,324                      8,881

NORWAY - 3.8%
Acergy S.A.                                                                211,268                      4,563
Orkla ASA                                                                  146,571                      1,860
Telenor ASA                                                                564,026                     10,822
                                                                                                       17,245

RUSSIA - 1.3%
Gazprom OAO ADR                                                             96,086                      4,900
Mobile Telesystems OJSC ADR                                                 10,570                        802
                                                                                                        5,702

SINGAPORE - 1.3%
CapitaLand Ltd.                                                            508,000                      2,341
Singapore Telecommunications Ltd.                                        1,306,342                      3,706
                                                                                                        6,047

SOUTH AFRICA - 1.4%
Anglo Platinum Ltd.                                                         13,303                      1,948
MTN Group Limited                                                          283,142                      4,286
                                                                                                        6,234

SOUTH KOREA - 1.3%
Kookmin Bank                                                                44,663                      2,498
Samsung Electronics Company Ltd.                                             5,600                      3,523
                                                                                                        6,021

SPAIN - 2.0%
ACS Actividades de Construccion y Servicios S.A.                            23,970                      1,370
Banco Santander S.A. (Regd.)                                               382,565                      7,650
                                                                                                        9,020

SWEDEN - 0.9%
Sandvik AB                                                                 244,226                      4,252

SWITZERLAND - 9.4%
ABB Ltd. (Regd.)                                                           248,332                      6,694
Nestle S.A. (Regd.)                                                         28,549                     14,324 (h)
Roche Holding AG                                                            74,962                     14,165
Swatch Group AG                                                             11,149                      2,993
Swiss Reinsurance                                                            7,874                        691
Syngenta AG                                                                 12,246                      3,603
                                                                                                       42,470

TAIWAN - 1.0%
Taiwan Semiconductor Manufacturing Company Ltd.                          2,165,229                      4,497

UNITED KINGDOM - 15.0%
BG Group PLC                                                               341,422                      7,919
BHP Billiton PLC                                                           340,589                     10,120 (h)
British American Tobacco PLC                                                42,661                      1,603
Diageo PLC                                                                 338,606                      6,837
Group 4 Securicor PLC                                                      414,882                      1,878
Lloyds TSB Group, PLC                                                      691,884                      6,202
National Grid PLC                                                          225,496                      3,099
Prudential PLC                                                             349,082                      4,617
Rio Tinto PLC (Regd.)                                                       54,442                      5,662
Royal Bank of Scotland Group PLC                                         1,030,984                      6,911
Tesco PLC                                                                  557,950                      4,203
Vodafone Group Public Limited Co.                                        3,028,062                      9,082
                                                                                                       68,133

TOTAL COMMON STOCK                                                                                    428,585
(COST $330,204)

------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 2.5%
------------------------------------------------------------------------------------------------------------------------------------

All America Latina Logistica S.A.                                          152,400                      1,543
Cia Vale do Rio Doce ADR                                                   333,561                      9,723

TOTAL PREFERRED STOCK                                                                                  11,266
(COST $5,515)

------------------------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.0%*
------------------------------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                       182 (k)
(COST $234)

TOTAL INVESTMENTS IN SECURITIES                                                                       440,033
(COST $335,953)

------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 2.0%
------------------------------------------------------------------------------------------------------------------------------------

GE Money Market Fund Institutional Class
2.08%                                                                                                   9,233 (d,q)
(COST $9,233)

TOTAL INVESTMENTS                                                                                     449,266
(COST $345,186)

OTHER ASSETS AND LIABILITES, NET - 1.1%                                                                 4,833
                                                                                                  -----------

NET ASSETS  - 100.0%                                                                              $   454,099
                                                                                                  ===========

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The Elfun International Equity had the following long futures contracts open at March 31, 2008 (unaudited):

                                                                                  CURRENT
                                                                   NUMBER OF      NOTIONAL      UNREALIZED
DESCRIPTION                                   EXPIRATION DATE      CONTRACTS       VALUE       APPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
DJ Euro Stoxx Index Futures                      June 2008             24          $1,350           $19
FTSE 100 Index Futures                           June 2008              6             681             7
Topix Index Futures                              June 2008              6             733            (2)
                                                                                                    ---
                                                                                                    $24
                                                                                                    ===

The Elfun International Equity was invested in the following sectors at March 31, 2008 (unaudited):

                                                        PERCENTAGE
                                                        (BASED ON
SECTOR                                                 MARKET VALUE)
--------------------------------------------------------------------------------
Financials                                                 20.72%
Materials                                                  14.71%
Industrials                                                13.87%
Consumer Staples                                           10.20%
Energy                                                      9.97%
Telecommunication Services                                  8.57%
Consumer Discretionary                                      5.63%
Information Technology                                      5.37%
Utilities                                                   5.26%
Healthcare                                                  3.60%
Short-Term                                                  2.06%
Other Investments                                           0.04%
                                                          -------
                                                          100.00%
                                                          =======

NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS) - March 31, 2008 (unaudited)
--------------------------------------------------------------------------------


(a)      Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these securities amounted to $9,601; $17,071 and $19,787; or 3.57%, 0.96%, and 5.39% of
         net assets for the Elfun Diversified Fund, Elfun Tax-Exempt Income Fund, and Elfun Income Fund respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)      Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At March 31, 2008, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at March 31, 2008.

(j)      All or a portion of the security is out on loan.

(k) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(l) Escrowed to maturity. Bonds are collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on such bonds

(m) Prerefunded. Bonds are collateralized by U.S. Treasury securities, which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds at the earliest refunding date.

(n) The security is insured by AMBAC, MBIA, FSA or FGIC. The Elfun Tax-Exempt Fund had insurance concentrations of 5% or greater as of March 31, 2008 (as a percentage of net assets) as follows:

         MBIA              11.28%
         AMBAC             10.90%
         FSA               10.47%

(o)      Treasury Inflation Protected Securities.

(p) Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(q) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GE Money Market Fund.

(r)      Illiquid Securities.

+        Percentages are based on net assets as of March 31, 2008.

*        Less than 0.1%

**       Amount is less than $500

         Abbreviations:

ADR      American Depositary Receipt
AMBAC    AMBAC Indemnity Corporation
FGIC     Financial Guaranty Insurance Corporation
FSA      Financial Security Assurance
GDR      Global Depositary Receipt
MBIA     Municipal Bond Investors Assurance Corporation
REGD.    Registered
REIT     Real Estate Investment Trust
REMIC    Real Estate Mortgage Investment Conduit
SPDR     Standard & Poor's Depository Receipts
STRIPS   Separate Trading of Registered Interest and Principal of Security


The funds adopted FASB Statement No. 157, Fair Value Measurements (FAS 157). FAS 157 establishes a single definition of fair value, a framework for measuring fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the funds' investments. These inputs are classified into three broad levels:

Level 1 includes quoted prices in active markets of securities identical to those of the funds.

Level 2 includes: 1) quoted prices in active markets for similar securities to those of the funds; 2)quoted prices for identical or similar securities to those of the funds that trade in markets in which there are few transactions or the quoted prices are not current; 3) prices based on observable market data such as interest rates and yield curves, volatilities, bond prepayment speeds, and credit risk and; 4) prices based principally on observable market data by use of correlation techniques or other means.

Level 3 includes unobservable market inputs used to fair value securities. These inputs are based on assumptions that market participants would use to price securities and may include the adviser's own assumptions.

Other financial instruments are derivative instruments that are not reflected in Total Investments,such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.


Elfun International Equity Fund


		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$440,033      $9,233          $-            $449,266
Other Financial
   Instruments  $     23      $-	      $-	    $     23
Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 12/31/07			$-       	$-
   Accrued discounts/premiums		$-      	$-
   Realized gain (loss)			$-      	$-
   Change in unrealized appreciation
                         (depreciation)	$-       	$-
   Net purchases (sales)		$-      	$-
   Net transfers in and out of Level 3  $-      	$-
Balance at 3/31/08			$-      	$-


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT


                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun International Equity Fund

By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  May 30, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  May 30, 2008


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, Elfun Funds

Date:  May 30, 2008